General Information / Summary of General Accounting Policies General Information / Summary of General Accounting Policies - New accounting policies (Details) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents			€ 3,121.1
Net Sales		€ 11,820.0	10,944.0		€ 8,962.7
Cost of Goods and Services Sold	[1]	(6,540.2)	(5,914.8)		(4,942.5)
Gross profit		5,279.8	5,029.2		4,020.2
Other income		0.0	0.0		95.8
Selling, General and Administrative Expense		(520.5)	(488.0)		(416.6)
Income from operations		2,790.8	2,965.3		2,439.7
Interest and other, net		(25.0)	(28.3)		(50.3)
Income before income taxes		2,765.8	2,937.0	[2]	2,389.4
Income Tax Expense (Benefit)		(191.7)	(351.6)	[2]	(306.0)
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest		2,574.1	2,585.4		2,083.4
Profit (loss) related to equity method investments		(18.2)	(6.2)		16.7
Accumulated other comprehensive income			285.0
Net income		€ 2,592.3	€ 2,591.6		€ 2,066.7
Earnings Per Share, Basic		€ 6.16	€ 6.10		€ 4.81
Earnings Per Share, Diluted	[3]	€ 6.15	€ 6.08		€ 4.79
Basic		420.8	424.9		429.8
Weighted Average Number of Shares Outstanding, Diluted		421.6	426.4		431.6
Proportionate share of OCI from equity method investments		€ (19.8)	€ (4.8)		€ (1.0)
Foreign currency translation and effective portion of hedges on net investments		20.1	18.2		(329.0)
Other comprehensive income, net of taxes		(7.2)	33.5		(349.7)
Total comprehensive income, net of taxes		2,585.1	2,625.1		1,717.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		2,585.1	2,625.1		1,717.0
Short-term investments		1,185.8	913.3
Accounts receivable, net		1,786.8	1,498.2
Current tax assets		178.7	79.7
Contract assets		231.0	95.9
Inventories, net		3,809.2	3,439.5
Other assets	[4]	842.8	772.6
Total current assets		12,131.1	10,531.4
Deferred tax assets			236.3
Other assets	[5]	830.4	806.1
Equity Method Investments		833.0	915.8
Goodwill		4,541.1	4,541.1
Other intangible assets, net		1,104.4
Property, plant and equipment, net		1,999.3	1,589.5		1,600.8
Right-of-use assets - Operating		205.4	137.6
Total non-current assets		10,498.5	9,605.5
Total assets		22,629.6	20,136.9
Accounts payable	[6]	1,062.2	964.0
Accrued and other liabilities		1,039.9	911.4
Current tax liabilities		65.6	187.9
Current portion of long-term debt			0.0
Contract liabilities		2,526.4	1,728.6
Total current liabilities		4,694.1	3,791.9
Long-term debt			3,026.5
Deferred and other tax liabilities		234.4	251.2
Contract liabilities		1,759.6	1,224.6
Accrued and other liabilities		241.0	201.7
Total non-current liabilities		5,343.3	4,704.0
Total liabilities		10,037.4	8,495.9
Issued and outstanding shares		38.2	38.6
Share premium		3,772.0	3,741.3
Treasury Stock, Value		1,019.6	1,621.8
Retained earnings		9,523.8	9,197.9
Stockholders' Equity Attributable to Parent		12,592.2	11,641.0		10,776.4	€ 10,691.1	€ 9,972.4
Total liabilities and shareholders’ equity		22,629.6	20,136.9
Depreciation, Depletion and Amortization	[7]	448.5	422.7		417.5
Impairment		4.7	15.4		9.0
Gain (Loss) on Disposition of Property Plant Equipment		(3.1)	(3.6)		(2.8)
Share-based payments		74.6	46.3		53.1
Inventory reserves		221.5	218.2		120.1
Deferred Income Taxes and Tax Credits		(236.8)	(238.5)		(8.4)
Increase (Decrease) in Accounts Receivable		255.0	(212.4)		1,128.6
Increase (Decrease) in Inventories		404.7	515.7		284.1
Increase (Decrease) in Other Operating Assets		199.1	404.0		169.4
Accounts payable		(12.1)	97.9		266.6
Payments to Acquire Property, Plant, and Equipment	[8]	766.6	574.0	[9]	338.9
Payments to Acquire Intangible Assets		119.3	35.5		19.1
Payments for (Proceeds from) Derivative Instrument, Investing Activities		0.0	2.4		(27.0)
Proceeds from (Repayments of) Debt		0.9	5.4		1.6
Payments to Acquire Equity Method Investments		0.0	0.0		1,019.7
Proceeds from Equity Method Investment, Distribution, Return of Capital	[7]		89.2
Payments for Repurchase of Common Stock		410.0	1,146.2		500.0
Net proceeds from issuance of shares		27.2	21.8		50.6
Repayments of Long-term Debt		3.8	2.8		243.0
Net cash flows		406.6	856.9		(619.8)
Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales		8,996.2	8,259.1		6,424.4
Cost of Goods and Services Sold		(4,676.2)	(4,141.2)		(3,439.9)
Service and Field Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales		2,823.8	2,684.9		2,538.3
Cost of Goods and Services Sold		€ (1,864.0)	€ (1,773.6)		€ (1,502.6)

[1]	1. Cost of sales includes amounts with related parties of €1,321.8 million, €1,173.7 million and €918.4 million in 2019, 2018, and 2017, respectively.
[2]
1.
In 2017 and 2018, Provision for income taxes deferred included the tax expense related to changes in the uncertain tax positions, which has been corrected into Provision for income taxes current. The impact is a reclassification for 2018 of €57.0 million from Provision from income taxes deferred to Provision from income taxes current, which is split €50.4 million from Netherlands and €6.6 million from Foreign. The impact is a reclassification for 2017 of €17.5 million from Provision from income taxes deferred to Provision from income taxes current, which includes €6.3 million from Netherlands and €11.2 million from Foreign. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.

[3]
1.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[4]	1. Other assets - current includes amounts with related parties of €215.2 million and €231.2 million at December 31, 2019 and 2018, respectively.
[5]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.
[6]	4. Accounts Payable includes amounts with related parties of €127.4 million and €60.2 million at December 31, 2019 and 2018, respectively.
[7]
Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, and amortization of underwriting commissions and discount related to the bonds and credit facility.

[8]	In 2019, an amount of €184.1 million (2018: €191.6 million, 2017: €36.5 million) of the purchase of property, plant and equipment relates to funding provided for tooling to our equity method investment, which is initially recognized as part of the other assets.
[9]	In 2018, an amount of €54.7 million of land and buildings was reclassified to other assets.